Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2021 USD ($)
Summary of Significant Accounting Policies [Line Items]
Accounts receivables written off	$ 27,761		$ 7,263
Allowance for uncollectible balances			13,465
Other receivables			10,378	$ 48,373
Administration costs	3,000		2,400
Incremental costs	3,000		2,400
Selling expense	317,402		639,680	1,141,544
Contract assets	563,583		423,532
Deferred revenue	4,123,849		3,988,699
Deferred revenue balance	3,186,943		2,735,756
Refund liability	323,671		333,030
Government subsidies income	2,097		853,444
Advertising expenses	$ 287,221		211,769	276,767
VAT rates range	13.00%	13.00%
Tax benefit percentage	50.00%	50.00%
Unrecognized tax benefits	$ 2,756,930		2,639,258	$ 2,573,830		$ 2,475,474
Cash	839,622
Deposit insurance (in Yuan Renminbi) | ¥					¥ 500,000
China [Member]
Summary of Significant Accounting Policies [Line Items]
Cash	804,010		3,431,979
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Administration costs		$ 500,000
Cash	$ 34,059		$ 3,112,082
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	22.00%	22.00%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	36.00%	36.00%	52.00%
Customer Concentration Risk [Member] | Two Customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	56.00%	56.00%	38.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | One Supplier [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	18.00%	18.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Two Supplier [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	18.00%	18.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | One Supplier [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	26.00%	26.00%	36.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Two Supplier [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	14.00%	14.00%	19.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Three Supplier [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	11.00%	11.00%	13.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Four Supplier [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	10.00%	10.00%